SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of the assets

Items	Useful life
Motor vehicles	3-5 years
Office equipment and fixtures	2-5 years
Building	15-40 years
Production equipment, including:
Equipment	5-10 years
Utilities and Facilities	5-20 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of information about contract costs, net and contract liabilities from contracts with customers

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Contract costs, net	¥53,547,408	¥26,519,752	$3,792,274
Contract liabilities	¥4,719,255	¥1,273,179	$182,062
Contract liabilities- related parties	¥—	¥400,000	$57,199

Schedule of basic and diluted earnings (loss) per share

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Recon Technology, Ltd	¥(20,588,329)	¥(5,823,015)	$(832,681)

Denominator:
Weighted-average number of ordinary shares outstanding – basic*	8,978,328	9,475,344	9,475,344
Class A Ordinary Shares*	7,987,959	8,364,232	8,364,232
Class B Ordinary Shares (used for EPS calculation) **	990,369	1,111,112	1,111,112
Potentially dilutive shares from outstanding options/warrants	—	—	—
Weighted-average number of ordinary shares outstanding – diluted*	8,978,328	9,475,344	9,475,344

Loss per share – basic and diluted *	¥(2.29)	¥(0.61)	$(0.09)
*	Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.
**

The Class B Ordinary Shares were not subjected to reverse shares split, and each Class B Ordinary Share is convertible into one-eighteenth (1/18) of one Class A Ordinary Share at any time by the holder thereof, so the weighted average number of Class B Ordinary Shares is calculated on a one-for-eighteen basis of issued and outstanding Class B Ordinary Shares.